Investment Objectives and Goals	Jan. 28, 2026
Themes China Generative Artificial Intelligence ETF
Prospectus [Line Items]
Risk/Return [Heading]	Themes China Generative Artificial Intelligence ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The Themes China Generative Artificial Intelligence ETF (the “Fund”) is an exchange traded fund (“ETF”) that seeks to track the performance, before fees and expenses, of an index composed of Chinese companies which derive significant revenue from generative artificial intelligence-related activities.

Themes Cloud Computing ETF
Prospectus [Line Items]
Risk/Return [Heading]	Themes Cloud Computing ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Themes Cloud Computing ETF (the “Fund”) is an exchange traded fund (“ETF”) that seeks to track the performance, before fees and expenses, of an index composed of companies that have business operations in the field of cloud computing.
Themes Copper Miners ETF
Prospectus [Line Items]
Risk/Return [Heading]	Themes Copper Miners ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The Themes Copper Miners ETF (the “Fund”) is an exchange traded fund (“ETF”) that seeks to track the performance, before fees and expenses, of an index composed of companies that derive significant revenues from the mining, exploration, and refining of copper.

Themes Cybersecurity ETF
Prospectus [Line Items]
Risk/Return [Heading]	Themes Cybersecurity ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Themes Cybersecurity ETF (the “Fund”) is an exchange traded fund (“ETF”) that seeks to track the performance, before fees and expenses, of an index composed of companies that have business operations in the cybersecurity industry.
Themes Generative Artificial Intelligence ETF
Prospectus [Line Items]
Risk/Return [Heading]	Themes Generative Artificial Intelligence ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Themes Generative Artificial Intelligence ETF (the “Fund”) is an exchange traded fund (“ETF”) that seeks to track the performance, before fees and expenses, of an index composed of companies that have business operations in the field of artificial intelligence (AI) related industries.
Themes Global Systemically Important Banks ETF
Prospectus [Line Items]
Risk/Return [Heading]	Themes Global Systemically Important Banks ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Themes Global Systemically Important Banks ETF (the “Fund”) seeks growth of capital.
Themes Gold Miners ETF
Prospectus [Line Items]
Risk/Return [Heading]	Themes Gold Miners ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Themes Gold Miners ETF (the “Fund”) is an exchange traded fund (“ETF”) that seeks to track the performance, before fees and expenses, of an index composed of companies that are active in the gold mining industry.
Themes Humanoid Robotics ETF
Prospectus [Line Items]
Risk/Return [Heading]	Themes Humanoid Robotics ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The Themes Humanoid Robotics ETF (the “Fund”) is an exchange traded fund (“ETF”) that seeks to track the performance, before fees and expenses, of an index composed of companies which derive significant revenue from the design and development of humanoid and service robots.

Themes Lithium & Battery Metal Miners ETF
Prospectus [Line Items]
Risk/Return [Heading]	Themes Lithium & Battery Metal Miners ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The Themes Lithium & Battery Metal Miners ETF (the “Fund”) is an exchange traded fund (“ETF”) that seeks to track the performance, before fees and expenses, of an index composed of companies that derive significant revenues from the mining, exploration, and refining of lithium and battery metals.

Themes Natural Monopoly ETF
Prospectus [Line Items]
Risk/Return [Heading]	Themes Natural Monopoly ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Themes Natural Monopoly ETF (the “Fund”) is an exchange traded fund (“ETF”) that seeks to track the performance, before fees and expenses, of an index composed of global companies which exhibit a strong competitive advantage in their sector.
Themes Silver Miners ETF
Prospectus [Line Items]
Risk/Return [Heading]	Themes Silver Miners ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Themes Silver Miners ETF (the “Fund”) is an exchange traded fund (“ETF”) that seeks to track the performance, before fees and expenses, of an index composed of companies with significant exposure to the silver mining industry.
Themes Transatlantic Defense ETF
Prospectus [Line Items]
Risk/Return [Heading]	Themes Transatlantic Defense ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The Themes Transatlantic Defense ETF (the “Fund”) is an exchange traded fund (“ETF”) that seeks to track the performance, before fees and expenses, of an index composed of companies from North Atlantic Treaty Organization (“NATO”) member countries that have business operations in the aerospace and defense industry.

Themes Uranium & Nuclear ETF
Prospectus [Line Items]
Risk/Return [Heading]	Themes Uranium & Nuclear ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The Themes Uranium & Nuclear ETF (the “Fund”) is an exchange traded fund (“ETF”) that seeks to track the performance, before fees and expenses, of an index composed of companies that derive significant revenues from the uranium and nuclear industries.

Themes US Cash Flow Champions ETF
Prospectus [Line Items]
Risk/Return [Heading]	Themes US Cash Flow Champions ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Themes US Cash Flow Champions ETF (the “Fund”) is an exchange traded fund (“ETF”) that seeks to track the performance, before fees and expenses, of an index composed of U.S. companies with a high cash flow yield.
Themes US Infrastructure ETF
Prospectus [Line Items]
Risk/Return [Heading]	Themes US Infrastructure ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The Themes US Infrastructure ETF (the “Fund”) is an exchange traded fund (“ETF”) that seeks to track the performance, before fees and expenses, of an index composed of United States (“US”) companies that have business operations involving the building materials and equipment, logistics, construction, and engineering services used for the development and maintenance of infrastructure projects.

Themes US R&D Champions ETF
Prospectus [Line Items]
Risk/Return [Heading]	Themes US R&D Champions ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Themes US R&D Champions ETF (the “Fund”) is an exchange traded fund (“ETF”) that seeks to track the performance, before fees and expenses, of an index composed of innovative US companies which exhibit strong and consistent investment in research and development (R&D) as well as profitability.
Themes US Small Cap Cash Flow Champions ETF
Prospectus [Line Items]
Risk/Return [Heading]	Themes US Small Cap Cash Flow Champions ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Themes US Small Cap Cash Flow Champions ETF (the “Fund”) is an exchange traded fund (“ETF”) that seeks to track the performance, before fees and expenses, of an index composed of small capitalization U.S. companies with a high cash flow yield.